Real Estate Properties Held for Lease, Net (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Summary of Components of Real Estate Properties Held for Lease
The following summarizes the components of real estate properties held for lease as at December 31, 2020, 2021, 2022, 2023 and 2024:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Building at cost	$92,838	$175,183	$160,331	$156,631	$152,420
Less: accumulated depreciation	(631)	(4,761)	(8,733)	(12,939)	(16,992)

Net book value	$92,207	$170,422	$151,598	$143,692	$135,428